Schedule of intangible assets, net (Details) $ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Finite-Lived Intangible Assets [Line Items]
Total	$ 3,340	$ 4,295	$ 3,697
Less: accumulated amortization	(2,706)	(3,480)	(2,956)
Net book value	634	815	741
Developed Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Total	3,336	4,290	3,692
Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Total	$ 4	$ 5	$ 5